Share capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

21. Share capital

Shares

Authorized

Unlimited number of common shares, without par value

Unlimited number of preferred shares, issuable in series

Issued and fully paid

166,493,597 common shares

Year ended December 31, 2021

Osisko Development Corp. - Non-brokered private placement

In January 2021, Osisko Development completed the first tranche of a non-brokered private placement through the issuance of 9,346,464 units of Osisko Development at a price of $7.50 per unit for aggregate gross proceeds of $68.6 million. Each unit consists of one common share of Osisko Development and one-half of one common share purchase warrant of Osisko Development, which each whole warrant entitling the holder to acquire one common share of Osisko Development at a price of $10.00 per share on or prior to December 1, 2023.

In February 2021, Osisko Development completed the second and final tranche of a non-brokered private placement through the issuance of 1,515,731 units of Osisko Development at a price of $7.50 per unit for aggregate gross proceeds of $11.2 million. Each unit consists of one common share of Osisko Development and one-half of one common share purchase warrant of Osisko Development, which each whole warrant entitling the holder to acquire one common share of Osisko Development at a price of $10.00 per share on or prior to December 1, 2023.

An amount of $73.9 million from the non-brokered private placement was received in 2020, which was recorded under shares to be issued on Osisko Development's consolidated balance sheet at December 31, 2020 (under non-controlling interests on the Company's balance sheet). The share issue expenses related to the first and second tranches of the private placement amounted to $1.1 million ($0.8 million, net of income taxes).

Osisko Development Corp. - Brokered private placement of flow-through shares

In March 2021, Osisko Development completed a "bought deal" brokered private placement of 2,055,742 flow-through shares at a price of $9.05 per flow-through share and 1,334,500 charity flow-through shares at a price of $11.24 per charity flow- through share, for aggregate gross proceeds of $33.6 million. Share issue expenses related to this private placement amounted to $1.5 million ($1.1 million, net of income taxes). The shares were issued at a premium to the market price, which was recognized as a current liability under provisions and other liabilities for $7.9 million (net of share issue costs attributed of $0.5 million). The liability will be reversed and recognized to the consolidated statement of income (loss) as flow-through premium income as the required expenditures are incurred. Osisko Development is committed to spending the proceeds on exploration and evaluation activities by December 31, 2022. As at December 31, 2021, the balance remaining to be spent amounted to $3.9 million.

Year ended December 31, 2020

Private Placement with Investissement Québec

In April 2020, the Company completed a private placement of 7,727,273 common shares at a price of $11.00 per common share for total gross proceeds of $85.0 million (the "Private Placement") with Investissement Québec. The net proceeds from the Private Placement was used for general working capital purposes.

Acquisition of the San Antonio gold project

In August 2020, Osisko acquired the San Antonio gold project (Note 8) in the state of Sonora in Mexico. As part of the acquisition, a total of 1,011,374 common shares of Osisko were issued and valued at $15.8 million, based on the closing price of the Company's common shares on the transaction date.

Osisko Development Corp. - Bought-deal private placement

Concurrent with the transaction described in Note 6, Osisko Development had entered into an engagement letter with underwriters pursuant to which the underwriters had agreed to buy, on a "bought deal" private placement basis, 13,350,000 subscription receipts (the "Subscription Receipts") at a subscription price of $7.50 per Subscription Receipt (the "Issue Price") for gross proceeds of approximately $100.1 million (the "Financing"). Each Subscription Receipt entitled the holder thereof to receive, for no additional consideration and without further action on the part of the holder thereof, on or about the date that the transaction was completed, one common share of Osisko Development ("Osisko Development Share") and one- half-of-one warrant to purchase an Osisko Development Share (each whole warrant, a "Warrant"). Each Warrant will entitle the holder thereof to purchase one Osisko Development Share for $10.00 for an 18-month period following the closing of the transaction (the Warrants maturity date was subsequently extended to December 1, 2023). The Financing was completed on October 29, 2020 and share issue expenses related to this private placement amounted to $3.6 million ($2.6 million, net of income taxes).

Osisko Development Corp. - Brokered private placement

On December 30, 2020, Osisko Development completed a brokered private placement through the issuance of 5,367,050 units of the Company at a price of $7.50 per unit for aggregate gross proceeds of $40.2 million. Each unit consists of one common share of Osisko Development and one-half of one common share purchase warrant of Osisko Development, which each whole warrant entitling the holder to acquire one common share of Osisko Development at a price of $10.00 per share on or prior to December 1, 2023. Share issue expenses related to this private placement amounted to $2.1 million ($1.6 million, net of income taxes).

Employee Share Purchase Plans

The Company established an employee share purchase plan. Under the terms of the plan, the Company contributes an amount equal to 60% of the eligible employee's contribution towards the acquisition of common shares from treasury on a quarterly basis. Osisko Development established a similar plan for its employees.

Normal Course Issuer Bid

In December 2021, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the 2021 NCIB program, Osisko may acquire up to 16,530,688 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX. Repurchases under the 2021 NCIB program are authorized from December 12, 2021 until December 11, 2022. Daily purchases will be limited to 87,364 common shares, other than block purchase exemptions, representing 25% of the average daily trading volume of the common shares on the TSX for the six-month period ending November 30, 2021, being 349,057 Common Shares.

Under the terms of the 2020 NCIB program, Osisko was allowed to acquire up to 14,610,718 of its common shares from time to time, from December 12, 2020 to December 11, 2021. Daily purchases were limited to 138,366 common shares, other than block purchase exemptions, representing 25% of the average daily trading volume of the common shares on the TSX for the six-month period ending November 30, 2020, being 553,464 common shares.

During the year ended December 31, 2021, the Company purchased for cancellation a total of 2,103,366 common shares for $30.8 million (average acquisition price per share of $14.64). During the year ended December 31, 2020, the Company purchased for cancellation a total of 429,722 common shares for $3.9 million (average acquisition price per share of $9.15).

Dividends

The following table provides details on the dividends declared by the Company for the years ended December 31, 2021 and 2020:

					Dividend
	Dividend			Dividends	reinvestment
Declaration date	per share	Record date	Payment date	payable	plan(i)
	$			$
February 21, 2021	0.050	March 31, 2021	April 15, 2021	8,364,000	8,989,709
May 11, 2021	0.050	June 30, 2021	July 15, 2021	8,404,000	7,102,627
August 8, 2021	0.055	September 30, 2021	October 15, 2021	9,160,000	8,005,584
November 9, 2021	0.055	December 31, 2021	January 14, 2022	9,157,000	7,891,496

Year 2021	0.210			35,085,000

February 19, 2020	0.050	March 31, 2020	April 15, 2020	7,879,000	24,809,311
May 12, 2020	0.050	June 30, 2020	July 15, 2020	8,259,000	27,492,302
August 5, 2020	0.050	September 30, 2020	October 15, 2020	8,342,000	9,822,963
November 9, 2020	0.050	December 31, 2020	January 15, 2021	8,358,000	11,525,456

Year 2020	0.200			32,838,000

(i) Number of common shares held by shareholders participating in the dividend reinvestment plan described below.

Dividend reinvestment plan

The Company has a dividend reinvestment plan ("DRIP") that allows Canadian and U. S. shareholders to reinvest their cash dividends into additional common shares either purchased on the open market through the facilities of the TSX or the NYSE, or issued directly from treasury by the Company, or acquired by a combination thereof. In the case of a treasury issuance, the price will be the weighted average price of the common shares on the TSX or the NYSE during the five trading days immediately preceding the dividend payment date, less a discount, if any, of up to 5%, at the Company's sole election.

As at December 31, 2021, the holders of 7,891,496 common shares had elected to participate in the DRIP, representing dividends payable of $0.4 million. During the year ended December 31, 2021, the Company issued 120,523 common shares under the DRIP, at a discount rate of 3% (268,173 common shares in 2020 at a discount rate of 3%). On January 14, 2022, 29,929 common shares were issued under the DRIP at a discount rate of 3%.

Capital management

The Company's primary objective when managing capital is to maximize returns for its shareholders by growing its asset base, both organically through strategic investments in exploration and development companies and through accretive acquisitions of high-quality royalties, streams and other similar interests, while ensuring capital protection. The Company defines capital as long-term debt and total equity, including the undrawn portion of the revolving credit facility. Capital is managed by the Company's management and governed by the Board of Directors.

	December 31,	December 31,
	2021	2020
	$	$

Long-term debt	410,435	400,429
Total equity	1,780,061	1,841,032
Undrawn revolving credit facility(i)	436,610	336,340
	2,627,106	2,577,801

(i) Excluding the potential additional available credit (accordion) of $100.0 million as at December 31, 2021 and 2020 (Note 20).

There were no changes in the Company's approach to capital management during the year ended December 31, 2021, compared to the prior year. The Company is not subject to material externally imposed capital requirements and is in compliance with all its covenants under its revolving credit facility (Note 20) as at December 31, 2021.